CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 392,005,353	$ 543,817,633
Restricted cash	2,581,801	6,985,409
Marketable securities	7,982,470	16,564,054
Customer deposits, net of allowance for doubtful accounts of $539,433 and $646,334 at December 31, 2010 and 2011, respectively	56,167,994	90,616,995
Accounts receivable, net of allowance for doubtful accounts of $18,296,842 and $14,164,988 at December 31, 2010 and 2011, respectively	244,080,865	174,114,561
Properties held for sale	1,287,157	4,457,709
Deferred tax assets	22,077,959	17,284,547
Prepaid expenses and other current assets	21,817,629	22,052,561
Amounts due from related parties	1,500,941	19,447
Total current assets	749,502,169	875,912,916
Property and equipment, net	27,976,223	21,302,787
Intangible assets, net	213,263,362	183,911,765
Investment in affiliates	32,484,040	10,161,275
Goodwill	49,328,352	453,139,720
Customer deposits, non-current, net of allowance for doubtful accounts of nil and nil at December 31, 2010 and 2011, respectively	26,585,537	1,826,599
Other non-current assets	44,558,560	12,011,463
TOTAL ASSETS	1,143,698,243	1,558,266,525
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to E-House of $2,777,692 and $1,843,770 as of December 31, 2010 and 2011, respectively)	5,686,183	8,148,688
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to E-House of $5,998,335 and $14,530,417 as of December 31, 2010 and 2011, respectively)	50,580,838	37,853,279
Income tax payable (including income tax payable of the consolidated VIEs without recourse to E-House of $3,824,260 and $7,834,965 as of December 31, 2010 and 2011, respectively)	45,762,488	42,276,115
Other tax payable (including other tax payable of the consolidated VIEs without recourse to E-House of $2,965,717 and $5,569,465 as of December 31, 2010 and 2011, respectively)	19,251,800	14,765,431
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to E-House of nil and $654,465 as of December 31, 2010 and 2011, respectively)	1,775,286	5,154,657
Advance from property buyers	2,193,723	7,618,667
Advance from customers and deferred revenue	11,498,742	7,973,091
Liability for exclusive rights, current (including exclusive rights, current of the consolidated VIEs without recourse to CRIC of nil and $13,830,821 as of December 31, 2010 and 2011, respectively)	13,830,821
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to E-House of $6,728,488 and $10,372,839 as of December 31, 2010 and 2011, respectively)	25,517,200	16,309,101
Total current liabilities	176,097,081	140,099,029
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to E-House of $424,931 and $1,430,257 as of December 31, 2010 and 2011, respectively)	40,108,863	40,152,455
Liability for exclusive rights, non-current (including liability for exclusive rights, non-current of the consolidated VIEs without recourse to CRIC of nil and $21,408,384 as of December 31, 2010 and 2011, respectively)	21,408,384
Other non-current liabilities	1,715,913	1,375,469
Total liabilities	239,330,241	181,626,953
Commitments and contingencies (Note 18)
Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 80,752,526 and 79,065,624 shares issued and outstanding, as of December 31, 2010 and 2011, respectively	79,066	80,752
Additional paid-in capital	688,093,431	672,621,384
Retained earnings (Accumulated deficit)	(101,063,764)	200,822,587
Accumulated other comprehensive income	46,253,035	27,640,541
Subscription receivables		(65,417)
Total E-House equity	633,361,768	901,099,847
Non-controlling interest	271,006,234	475,539,725
Total equity	904,368,002	1,376,639,572
TOTAL LIABILITIES AND EQUITY	$ 1,143,698,243	$ 1,558,266,525